Document and Entity Information	Jun. 20, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	M&T BANK CORP
Entity Incorporation State Country Code	NY
Entity File Number	1-9861
Entity Tax Identification Number	16-0968385
Entity Address Address Line 1	One M&T Plaza
Entity Address City Or Town	Buffalo
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14203
City Area Code	716
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000036270
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE
Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series H [Member]
Document Information [Line Items]
Security 12b Title	Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series H
Trading Symbol	MTBPrH
Security Exchange Name	NYSE
Perpetual 7.500% Non-Cumulative Preferred Stock, Series J [Member]
Document Information [Line Items]
Security 12b Title	Perpetual 7.500% Non-Cumulative Preferred Stock, Series J
Trading Symbol	MTBPrJ
Security Exchange Name	NYSE